UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, Box 9012, Clearwater, Florida 33758-9771

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 299-1800

Date of fiscal year end: March 31

Date of reporting period: July 1, 2011 - June 30, 2012

******************************************* FORM N-Px REPORT *******************************************

ICA File Number: 811-02273

Reporting Period: 07/01/2011 - 06/30/2012

Transamerica Income Shares, Inc.

========================= TRANSAMERICA INCOME SHARES, INC. (CLOSED END FUND) ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC. (Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Date:	August 30, 2012